THE RBB FUND, INC.

Boston Partners Investment Funds

Boston Partners Long/Short Equity Fund

Boston Partners Global Equity Fund

Boston Partners Global Long/Short Fund

______________________________________________________________________

Supplement dated September 17, 2018

to the Statement of Additional Information dated February 22, 2018

______________________________________________________________________

This supplement serves as notification of, and provides information regarding, certain changes to the Funds effective as of September 17, 2018 (the “Effective Date”). At a recent meeting, Boston Partners Global Investors, Inc., the investment adviser to the Funds, notified the Board of Directors of The RBB Fund, Inc. of the following changes:

As of the Effective Date, Patrick Regan will serve as a Portfolio Manager to the Boston Partners Long/Short Equity Fund and Joshua White will serve as a Portfolio Manager to the Boston Partners Global Equity Fund and Boston Partners Global Long/Short Fund. Additionally, as of the Effective Date, Robert T. Jones will serve as Portfolio Manager to the Boston Partners Long/Short Equity Fund and Joseph F. Feeney, Jr., Christopher K. Hart and Joshua Jones will each continue serving as Portfolio Managers to the Boston Partners Global Equity Fund and Boston Partners Global Long/Short Fund.

1.	The table in the section entitled “Portfolio Managers – Other Accounts” is amended to add information concerning Messrs. Regan and White:

Other Accounts.  Messrs. Regan and White are responsible for the day-to-day management of certain other accounts, as listed below.  The information below is provided as of August 31, 2018.

Name of Portfolio Manager or Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance

Patrick Regan	Other Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	1	$134 million	0	$0
	Other Accounts:	0	$0	0	$0

Joshua White	Other Registered Investment Companies:	2	$1.5 billion	0	$0
	Other Pooled Investment Vehicles:	3	$3.7 billion	0	$0
	Other Accounts:	34	$3.2 billion	0	$0

2.	The section entitled “The Portfolio Managers – Securities Ownership” is amended to include information concerning Messrs. Regan and White:

The following table sets forth the dollar range of equity securities beneficially owned by each Portfolio Manager in the Fund or Funds managed by such Portfolio Manager as of August 31, 2018.

Portfolio Manager	Dollar ($) Value of Fund Shares Beneficially Owned
Long/Short Equity Fund
Patrick Regan	Over $1,000,000
Global Equity Fund
Joshua White	None
Global Long/Short Fund
Joshua White	Over $1,000,000

* * * * *

Please retain this supplement for your reference.